Capital (Tables)	6 Months Ended
Jun. 30, 2019
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Details of Share Repurchases

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018

Share repurchases (millions of U.S. dollars)	-	359	190	359

Shares repurchased (number in millions)	-	9.1	3.5	9.1

Share repurchases – average price per share in U.S. dollars	-	$39.54	$53.93	$39.54

Summary of dividend declared and paid

	Three months ended June 30,		Six months ended June 30,

	2019	2018	2019	2018

Dividends declared per common share	$0.360	$0.345	$0.72	$0.69

Dividends declared	180	245	361	490

Dividends reinvested	(5)	(6)	(12)	(15)

Dividends paid	175	239	349	475